Inventories - Schedule of Inventories, Current (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 230	$ 764
Work in progress	464	482
Finished goods	1,510	172
Total inventories	$ 2,204	$ 1,418